Subsequent Events (Details Narrative)																1 Months Ended	4 Months Ended	12 Months Ended
	Nov. 10, 2021 shares	Nov. 10, 2021 shares	Sep. 07, 2021 shares	Aug. 20, 2021 shares	Aug. 09, 2021 shares	Jul. 20, 2021 $ / shares shares	Jun. 28, 2021 $ / shares shares	Jun. 28, 2021 $ / shares shares	Apr. 28, 2021 CAD ($) shares	Apr. 16, 2021 shares	Mar. 30, 2021 shares	Mar. 08, 2021 USD ($) shares	Dec. 17, 2020 shares	Sep. 04, 2020 USD ($) shares	Sep. 04, 2020 CAD ($) $ / shares shares	Feb. 01, 2022 shares	May 02, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jul. 20, 2021 $ / shares	Jun. 28, 2021 $ / shares	Apr. 28, 2021 $ / shares	Apr. 28, 2021 $ / shares
Subsequent Event [Line Items]
Issuance of common stock, shares	3,130,000		210,000	3,605,247	16,134,000		135,000	10,000	30,000	1,000,000								5,146,667
Per share | (per share)																					$ 0.30	$ 0.08	$ 0.10
Exercise of warrants		12,176,667
Proceeds from exercises of warrants									$ 3,000									$ 1,772,884
Options exercised, shares	3,130,000								30,000									3,910,000	320,000
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares	1,125,000					50,000	50,000											12,831,992	24,804,666
Per share | (per share)						$ 0.24	$ 0.24	$ 0.24												$ 0.30
Options exercised, shares																			320,000
Private Placement [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares												4,716,160		3,601,333	3,601,333
Per share | $ / shares															$ 0.06
Proceeds from Issuance of Private Placement												$ 235,808		$ 156,538	$ 216,080
Options exercised, shares													320,000
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares									1,414,800		150,000							50,000
Vesting of shares																		1,325,000	2,425,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares																650,000	50,000
Subsequent Event [Member] | CAD [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares																	196,250
Exercise of warrants																	195,250
Proceeds from exercises of warrants | $																	$ 19,625
Issuance of common stock																	50,000
Options exercised, shares																	50,000
Issuance of options | $																	$ 5,000
Subsequent Event [Member] | CAD [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares																	110,567,031
Per share | $ / shares																	$ 0.165
Proceeds from Issuance of Private Placement | $																	$ 18,243,560
Finders fee | $																	1,338,604
Subsequent Event [Member] | CAD [Member] | Private Placement [Member] | Broker [Member]
Subsequent Event [Line Items]
Issued broker warrant | $																	$ 5,688,556
Subsequent Event [Member] | CAD [Member] | Private Placement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Per share | $ / shares																	$ 0.45
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Vesting of shares																650,000	50,000